Deferred tax credits (Tables)	12 Months Ended
Dec. 31, 2021
Deferred Tax Credits
Deferred Tax Credits - Schedule of Deferred Tax Credits

Deferred tax credits consisted of the following:

	As at December 31,	As at December 31,
USD'000	2021	2020
Deferred research & development tax credits	847	1,311
Deferred other tax credits	1	1
Total deferred tax credits	848	1,312